Business Combinations (Details)			1 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Jan. 01, 2022 CNY (¥)	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Feb. 29, 2020
Business Combinations [Line Items]
Shares percentage		51.00%
Contributed revenue					¥ 27,144,000
Contributed loss					¥ 1,708,000
Equity interest rate			51.00%						38.40%
Ordinary shares (in Shares) | shares					4,856,273	4,856,273
Total estimated fair value					¥ 284,000,000
Revenue contributed					3,361,000		¥ 30,950,000	¥ 109,270,000
Profit (loss) contributed					2,198,000		58,660,000	¥ 3,543,000
Impairment amount					237,225,000
Goodwill					237,225,000
Other receivables					9,671,000	¥ 9,671,000
Other assets					10,064,000	10,064,000
Other receivables					¥ 218,000	¥ 218,000
Consideration amount (in Dollars)	$ 6,500,000		$ 6,500,000	¥ 1,274,000
Shares issued (in Shares) | shares	3,185,000
Shares Issued Price Per Share (in Dollars per share) | $ / shares			$ 1
KOLO Music PTE LTD [Member]
Business Combinations [Line Items]
Equity interest rate			49.00%		49.00%	49.00%
Shares issued (in Shares) | shares			3,185,000		3,185,000	3,185,000
Shares Issued Price Per Share (in Dollars per share) | $ / shares						¥ 1
Business combinations [member]
Business Combinations [Line Items]
Equity interest rate			49.00%		51.00%	51.00%
Beijing Kuke Music Co. Ltd. [Member]
Business Combinations [Line Items]
Cash acquisition		¥ 1,000,000
Beijing Successor Educational Equipment Co., Ltd [Member]
Business Combinations [Line Items]
Contributed revenue							15,275,000
Contributed loss							¥ 3,351,000
Lung Yu and He Yu [Member]
Business Combinations [Line Items]
Equity interest rate									61.60%